Deferred Revenue and Customer Deposits (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Revenue Recognition and Deferred Revenue [Abstract]
Deferred revenue	¥ 88,478	$ 12,828	¥ 80,405
Customer deposits	50,326	7,297	39,586	$ 5,739	¥ 38,041
Total deferred revenue and customer deposits - current	138,804	20,125	119,991
Deferred revenue - non-current	¥ 3,585	$ 520	¥ 3,845